RBC BlueBay Ultra-Short Fixed Income Fund Expense Example - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	908
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 788